Use of public assets	12 Months Ended
Dec. 31, 2017
Use of public assets.
Use of public assets

22Use of public assets

Accounting policy

Use of public assets refers to the rights granted by the government to operate potential hydraulic energy (onerous concession), under an agreement for the Use of Public Assets.

The amount is recognized once the operating license is obtained, regardless of the payment schedule established in the contract. The amount is originally recognized as a liability (obligation) and an intangible asset (concession right) which corresponds to the amount of the future obligations discounted to the present value of the future payment cash flow. The financial liability is updated based on the contractual index and the present value adjustment resulting from the lapse of time and reduced by the payments made.

(a)Analysis

The Company owned or invested in plants that have concession contracts in the electrical power industry. Most of these contracts provide for annual payments from the commencement of operations and are adjusted by the General Market Price Index for the Use of Public Assets.

The contracts have an average duration of 35 years, and the amounts paid annually are as follows:

				2017			2016
Plants	Concession start date	Concession end date	Payment start date	Ownership interest	Intangible asset	Liabilities	Ownership interest	Intangible asset	Liabilities
Capim Branco I and Capim Branco II	Aug-01	Sep-39	Oct-07	13%	800	3,085	13%	890	3,357
Picada	May-01	Jun-36	Jul-06	100%	5,502	19,535	100%	5,856	20,776
Enercan - Campos Novos Energia	Apr-00	May-35	Jun-06	21%	630	1,689	21%	676	1,787

					6,932	24,309		7,422	25,920

Current						1,649			1,663
Non-current					6,932	22,660		7,422	24,257

					6,932	24,309		7,422	25,920